Summary of Significant Accounting Policies Changes in Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	$ 238.9	$ 264.0	$ 183.8
Other current liabilities	118.1	111.8	95.2
Other liabilities	66.1	91.2	107.2
Retained earnings	1,463.6	894.0	769.4
Current assets of discontinued operations	0.0	249.5	201.4
Previously Reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	212.6	239.8	163.3
Other current liabilities	114.0	108.2	92.5
Other liabilities	63.4	79.9	97.3
Retained earnings	1,444.1	851.3	733.4
Current assets of discontinued operations		216.1	173.3
Revision of Prior Period, Accounting Standards Update, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Inventories	26.3	24.2	20.5	$ 19.4
Other current liabilities	4.1	3.6	2.7
Other liabilities	2.7	11.3	9.9
Retained earnings	$ 19.5	42.7	36.0	35.3
Current assets of discontinued operations		$ 33.4	$ 28.1	$ 28.3